INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets, net as follows

Intangible assets, net consist of the following:

	September 30, 2021	March 31, 2022
Cost:
Apartment rental contracts	112,849	31,184
Trademarks	86,900	-
Software	2,275	2,275
	202,024	33,459
Less: Accumulated amortization	(49,560)	(10,518)
	152,464	22,941

Details of Group's amortization expenses for the five years

The following table sets forth the Group’s amortization expenses for the five years since March 31, 2022:

Amortization expenses
Six months ending September 30, 2022	5,800
Year ending September 30, 2023	5,205
Year ending September 30, 2024	3,548
Year ending September 30, 2025	1,812
Year ending September 30, 2026 and thereafter	6,576
22,941